Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Cash flows from operating activities:
Net Profit (loss)	$ (13,318)	$ (6,305)	$ (14,044)	$ (16,034)	$ (30,224)
Adjustments to profit and loss items:
Depreciation and amortization	394	357	752	725	1,483
Share-based compensation	862	758	1,706	1,270	3,138
Revaluation of warrants accounted at fair value	6,647	1,927	2,377	8,007	10,704
Revaluation of liabilities in respect of IIA grants	203	237	446	470	752
Revaluation of liabilities in respect of TEVA	0	99	0	206	770
Financing income and exchange differences of lease liability	938	(11)	943	17	487
Increase in severance pay liability, net	48	13	75	48	(30)
Other expense	0	0	4	0	18
Financial income, net	(424)	(405)	(942)	(918)	(2,039)
Un-realized foreign currency loss	(6)	11	(21)	78	47
Adjustments to profit and loss items, total	8,662	2,986	5,340	9,903	15,330
Changes in asset and liability items:
Decrease (increase) in trade receivables	(1,671)	876	(217)	753	(1,141)
Decrease (increase) in inventories	(263)	103	(1,151)	(345)	187
Decrease (increase) in other receivables	37	(459)	(341)	(574)	120
Increase (decrease) in trade payables and accrued expenses	794	(530)	691	(1,900)	406
Increase in grants received in advance	0	0	0	0	1,181
Decrease in other payables	3	(294)	(144)	(34)	517
Changes in asset and liability items, total	(1,100)	(304)	(1,162)	(2,100)	1,270
Net cash used in operating activities	(5,756)	(3,623)	(9,866)	(8,231)	(13,624)
Cash Flows from Investing Activities:
Purchase of property and equipment	(1,049)	(3,016)	(2,008)	(4,275)	(6,273)
Interest received	319	522	585	1,127	2,252
Proceeds from (investment in) short term bank deposits, net	5,635	5,339	2,985	4,209	(4,376)
Net cash provided by (used in) investing activities	4,905	2,845	1,562	1,061	(8,397)
Cash Flows from Financing Activities:
Repayment of leases liabilities	(289)	(214)	(537)	(458)	(928)
Proceeds from exercise of warrants	838	111	838	610	1,210
Proceeds from issuance of shares and warrants, net	0	0	0	0	22,165
Repayment of IIA grants, net	0	0	(114)	(120)	(219)
Repayment of liabilities in respect of TEVA	0	0	0	(834)	(2,834)
Net cash provided by (used in) financing activities	549	(103)	187	(802)	19,394
Exchange rate differences on cash and cash equivalent balances	2	(15)	21	(104)	(84)
Decrease in cash and cash equivalents	(300)	(896)	(8,096)	(8,076)	(2,711)
Balance of cash and cash equivalents at the beginning of the period	1,359	4,686	9,155	11,866	11,866
Balance of cash and cash equivalents at the end of the period	1,059	3,790	1,059	3,790	9,155
Supplement disclosure of Non-cash transactions:
ROU asset, net recognized with corresponding lease liability	1,080	0	1,254	365	479
Purchase Of Property And Equipment	$ (91)	$ (43)	$ (249)	$ (142)	$ (344)